Condensed Combined Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 330	$ 528	$ (879)	$ 2,087	$ 2,031	$ (879)
Other comprehensive income (loss)
Foreign currency translation, net of taxes	161	(280)	855	(1,053)	(926)
Employee benefit plans, net of taxes	14	3	(11)	63	25
Derivatives and hedges, net of taxes	39	(4)
Other comprehensive income (loss)	214	(281)	845	(980)	(901)	$ 845
Comprehensive income (loss)	$ 544	$ 247	$ (34)	$ 1,107	$ 1,130